Goodwill and Other Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill and Other Intangible Assets, Net
Schedule of changes in goodwill

The following table sets forth changes in goodwill during the six months ended June 30, 2022:

(in $ millions)	Amount
Balance as of December 31, 2021	$1,358
Egencia acquisition adjustments (1)	7
Currency translation adjustments	(53)
Balance as of June 30, 2022	$1,312
(1)	Includes adjustment of $6 million related to additional shares issued to Expedia upon finalization of working capital adjustments.

Schedule of other intangible assets with definite lives

	June 30, 2022			December 31, 2021
		Accumulated			Accumulated
(in $ millions)	Cost	depreciation	Net	Cost	depreciation	Net
Trademarks/tradenames	$115	$(65)	$50	$115	$(62)	$53
Corporate client relationships	815	(237)	578	815	(189)	626
Supplier relationship	254	(201)	53	254	(188)	66
Travel partner network	4	(3)	1	4	(3)	1
Other intangible assets	$1,188	$(506)	$682	$1,188	$(442)	$746